UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.
DSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS at September 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 93.6%

	Beverages: 1.8%
270	PepsiCo, Inc.	$15,838

	Biotechnology: 7.9%
1,295	Celgene Corp.*	72,391

	Capital Markets: 12.3%
1,300	The Charles Schwab Corp.	24,895
370	Northern Trust Corp.	21,519
1,720	SEI Investments Co.	33,850
595	State Street Corp.	31,297
		111,561
	Chemicals: 4.7%
545	Monsanto Co.	42,183

	Communications Equipment: 7.0%
1,415	Cisco Systems, Inc.*	33,309
665	QUALCOMM, Inc.	29,912
		63,221
	Computers & Peripherals: 4.6%
225	Apple Computer, Inc.*	41,708

	Electronic Equipment & Instruments: 2.5%
595	Dolby Laboratories, Inc.*	22,723

	Food & Staples Retailing: 3.2%
820	CVS Corp.	29,307

	Food Products: 3.4%
725	Nestle SA - ADR	30,950

	Health Care Equipment: 4.8%
315	Baxter International, Inc.	17,958
595	Varian Medical Systems, Inc.*	25,067
		43,025
	Health Care Equipment & Supplies: 10.5%
330	C.R. Bard, Inc.	25,941
585	Gen-Probe, Inc.*	24,243
395	St Jude Medical, Inc.*	15,409
645	Stryker Corp.	29,302
		94,895
	Health Care Providers & Services: 1.7%
710	Pharmaceutical Product Development, Inc.	15,577

	Internet Software & Services - 5.2%
95	Google, Inc.*	47,106

	IT Services: 11.0%
1,115	Cognizant Technology Solutions Corp.*	43,106
365	Visa, Inc.	25,225
1,654	Western Union Co.	31,294
		99,625
	Medical Devices: 1.8%
63	Intuitive Surgical, Inc.*	16,522

	Medicinal Chemicals And Botanical Products: 3.6%
515	Novo-Nordisk A S - ADR	32,419

	Pharmaceuticals: 5.1%
820	Genzyme Corp.*	46,519

	Software: 2.5%
680	Adobe Systems, Inc.*	22,467

	TOTAL COMMON STOCKS
	(Cost $829,484)	848,037

	SHORT-TERM INVESTMENT: 4.1%
37,104	AIM - STIT Treasury Portfolio	37,104

	TOTAL SHORT-TERM INVESTMENT
	(Cost $37,104)	37,104

	TOTAL INVESTMENTS IN SECURITIES: 97.7%
	(Cost $866,588)	885,141
	Other Assets in Excess of Liabilities: 2.3%	20,777
	TOTAL NET ASSETS: 100.0%	$905,918

* Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows+:

Cost of investments	$866,588
Gross unrealized appreciation	23,915
Gross unrealized depreciation	(5,362)
Net unrealized appreciation	$18,553

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Exposure at September 30, 2009
The Funds have adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity
Health Care	$321,348	-	-	$321,348
Information Technology	296,850	-	-	296,850
Financials	111,561	-	-	111,561
Consumer Staples	76,095	-	-	76,095
Materials	42,183	-	-	42,183
Total Equity	848,037	-	-	848,037

Short-Term Investments	37,104	-	-	37,104

Total Investments in Securities	$885,141	-	-	$885,141

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date    November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date   November 23, 2009

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   November 17, 2009

* Print the name and title of each signing officer under his or her signature.